Earnings Per Share (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to ordinary shareholders-basic | ¥		¥ 9,080,651	¥ 8,816,835	¥ 8,749,004
Plus: Interest expense of convertible senior notes | ¥		101,495	150,512	145,451
Net income attributable to ordinary shareholders-diluted | ¥		¥ 9,182,146	¥ 8,967,347	¥ 8,894,455
Shares (Denominator):
Weight average ordinary shares outstanding-basic		797,634,860	804,875,816	807,739,616
Dilutive effect of convertible senior notes		23,167,903	33,566,100	31,209,067
Weight average ordinary shares outstanding-diluted		820,802,763	838,441,916	838,948,683
Earnings per share-basic (in CNY per share) | (per share)	$ 1.63	¥ 11.38	¥ 10.95	¥ 10.83
Earnings per share-diluted (in CNY per share) | (per share)	$ 1.6	¥ 11.19	¥ 10.7	¥ 10.6
Employee Stock Option
Shares (Denominator):
Anti-dilutive securities excluded from the calculation of diluted net loss per share		886,248	916,200
Related Party | Zto Es Holding Limited ("ZTO ES")
Shares (Denominator):
Anti-dilutive securities excluded from the calculation of diluted net loss per share		2,914,216	3,941,928	5,147,411